                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: MARCH 31, 2006

Check here if amendment [ ]  Amendment Number [ ]
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager filing this report:

Name:      STATE STREET GLOBAL ADVISORS, AUSTRALIA
Address:   LEVEL 38, AURORA PLACE, 88 PHILLIP STREET
           SYDNEY, NSW 2000, AUSTRALIA

Form 13F File Number:  28-11330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of the reporting manager:

Name:       PETER A. AMBROSINI
Title       SENIOR PRINCIPAL, DIRECTOR OF COMPLIANCE
Telephone:  617-664-1211

Signature, Place, and Date of Signing:

     /s/ PETER A. AMBROSINI          Boston, Massachusetts      May 11, 2006
--------------------------------     ---------------------      ------------
         [Signature]                     [City, State]             [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(if there are no entries in this list, omit this section.)

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28-00399       State Street Corporation
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